Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Valuation and Qualifying Accounts Disclosure [Table Text Block]
		Additions
DESCRIPTION	Balance at Beginning of Year	Charged (Credited) to Costs and Expenses		Charged to Other Accounts	Deductions / (Recoveries)		Balance at End of Year

Year ended December 31, 2021
Allowance for credit losses	$265	$36		$-	36	(1)	$265
Deferred tax asset valuation allowance	$2,269	$82	(2)	$-	-		$2,351

Year ended December 31, 2020
Allowance for credit losses	$275	$40		$-	50	(1)	$265
Deferred tax asset valuation allowance	$2,043	$226	(2)	$-	-		$2,269

(1) Accounts receivable written-off as uncollectible, net of recoveries.
(2) Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.